Segment Information (Segment Results From Continuing Operations) (Details) $ in Millions	1 Months Ended	3 Months Ended																12 Months Ended
	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	[1],[2]	Sep. 30, 2016 USD ($)	[3],[4]	Jun. 30, 2016 USD ($)	[4],[5]	Mar. 31, 2016 USD ($)	[6]	Dec. 31, 2015 USD ($)	[1],[2]	Sep. 30, 2015 USD ($)	[3],[4]	Jun. 30, 2015 USD ($)	[4],[5]	Mar. 31, 2015 USD ($)	[6]	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Operating Segments | Segment																		4
Trade Sales		$ 903.7		$ 948.9		$ 958.9		$ 938.4		$ 944.6		$ 1,009.1		$ 997.3		$ 966.2		$ 3,749.9	$ 3,917.2	$ 3,782.3
Inter- Segment Sales																		4,126.0	4,383.6	4,178.3
Total Sales																		4,126.0	4,383.6	4,178.3
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net																		522.0	486.5	331.5
Defined benefit plan, recognized net loss due to settlements	$ 12.1																	0.0	12.1	0.0
Residential Products
Segment Reporting Information [Line Items]
Trade Sales																		1,571.4	1,666.1	1,574.2
Inter- Segment Sales																		1,588.6	1,688.0	1,595.4
Total Sales																		1,588.6	1,688.0	1,595.4
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net																		167.5	154.7	88.4
Industrial Products
Segment Reporting Information [Line Items]
Trade Sales																		289.4	427.6	492.0
Inter- Segment Sales																		582.5	776.6	813.3
Total Sales																		582.5	776.6	813.3
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net																		65.3	76.8	44.0
Furniture Products
Segment Reporting Information [Line Items]
Trade Sales																		989.3	982.7	903.3
Inter- Segment Sales																		1,048.6	1,071.8	952.6
Total Sales																		1,048.6	1,071.8	952.6
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net																		106.6	118.1	82.0
Specialized Products:
Segment Reporting Information [Line Items]
Trade Sales																		899.8	840.8	812.8
Inter- Segment Sales																		906.3	847.2	817.0
Total Sales																		906.3	847.2	817.0
Income (Loss) from Continuing Operations before Interest Expense, Interest Income, Income Taxes, Noncontrolling Interests, Net																		181.4	150.2	119.5
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Trade Sales																		376.1	466.4	396.0
Intersegment eliminations and other (1)																		(1.2)	13.3	2.4
Intersegment Eliminations [Member] | Residential Products
Segment Reporting Information [Line Items]
Trade Sales																		17.2	21.9	21.2
Intersegment Eliminations [Member] | Industrial Products
Segment Reporting Information [Line Items]
Trade Sales																		293.1	349.0	321.3
Intersegment Eliminations [Member] | Furniture Products
Segment Reporting Information [Line Items]
Trade Sales																		59.3	89.1	49.3
Intersegment Eliminations [Member] | Specialized Products:
Segment Reporting Information [Line Items]
Trade Sales																		6.5	$ 6.4	$ 4.2
Cost of goods sold
Segment Reporting Information [Line Items]
Defined benefit plan, recognized net loss due to settlements																		$ 12.1

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)